Note 4 - Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Raw materials		$ 79	$ 70
Work in process	45	39	92
Finished goods		23	29
Total	$ 45	$ 141	$ 191